Share-Based Payments - Summary of Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model (Detail) - Warrants [member] - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of warrants granted	€ 13.20	€ 9.33
Risk-free interest rate	0.12%
Share entitlement per options	€ 1	€ 1
Exercise price	24.34
Grant date share fair value	€ 24.95
Expected volatility	6470.00%
Expected term (in years)	6 years	6 years
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.00%
Exercise price		€ 18.68
Grant date share fair value		€ 16.42
Expected volatility		6280.00%
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.04%
Exercise price		€ 27.37
Grant date share fair value		€ 22.48
Expected volatility		6310.00%